Janus Investment Fund

Janus Henderson Global Technology Fund

Supplement dated October 4, 2018

to Currently Effective Prospectuses

Effective December 1, 2018, the prospectuses for Janus Henderson Global Technology Fund (the “Fund”) are amended as follows:

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of the Fund’s Prospectuses:

Portfolio Managers: Denny Fish is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2016. Garth Yettick, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since December 2018.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel – Janus Henderson Global Technology Fund” section of the Fund’s Prospectuses:

Janus Henderson Global Technology Fund

Co-Portfolio Managers Denny Fish and Garth Yettick are responsible for the day-to-day management of the Fund. Mr. Fish, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Denny Fish is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Technology Fund, which he has co-managed since January 2016. Mr. Fish is also Portfolio Manager of other Janus Henderson accounts and performs duties as a research analyst. He initially joined Janus Capital in 2007 as a research analyst and left in 2014. Mr. Fish re-joined Janus Capital in January 2016. From April 2014 to December 2015, Mr. Fish was an investment analyst and co-portfolio manager at RS Investments. Mr. Fish holds a Bachelor of Science degree in Civil Engineering from the University of Illinois and a Master of Arts degree from the University of Southern California Marshall School.

Garth Yettick, CFA, is Co-Portfolio Manager of Janus Henderson Global Technology Fund, which he has co-managed since December 2018. Mr. Yettick is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in October 1997. Mr. Yettick holds a Bachelor’s degree in Computer Science and Mathematics from Harvard University, where he graduated magna cum laude and Phi Beta Kappa. Mr. Yettick holds the Chartered Financial Analyst designation.

Effective December 1, 2018, all references to J. Bradley Slingerlend are deleted from the Fund’s prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Technology Fund

Supplement dated October 4, 2018

to Currently Effective Statement of Additional Information

Effective December 1, 2018, the statement of additional information (the “SAI”) for Janus Henderson Global Technology Fund (the “Fund”) is amended as follows:

1.

The following replaces in its entirety the corresponding information in the table titled “Other Accounts Managed” found under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Garth Yettick(15)*	Number of Other Accounts Managed Assets in Other Accounts Managed	1(27) $756.59M	None None	1 $15.45M
(15)

Effective January 1, 2018, Co-Portfolio Managers Julian McManus and Garth Yettick assumed shared responsibility for the day-to-day management of Janus Henderson Global Select Fund and Janus Henderson Overseas Fund. Effective December 1, 2018, Co-Portfolio Manager Garth Yettick assumed shared responsibility for the day-to-day management of Janus Henderson Global Technology Fund.

(27)	One of the accounts included in the total, consisting of $756.59M of the total assets in the category, has a performance-based advisory fee.
*	As of June 30, 2018.

2.	The following replaces the corresponding information in the table found under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Garth Yettick(3)	Janus Henderson Global Select Fund Janus Henderson Global Technology Fund Janus Henderson Overseas Fund	$500,001 - $1,000,000 $50,001 - $100,000* $100,001 - $500,000	Over $1,000,000
(3)

Effective January 1, 2018, Co-Portfolio Managers Julian McManus and Garth Yettick assumed shared responsibility for the day-to-day management of Janus Henderson Global Select Fund and Janus Henderson Overseas Fund. Effective December 1, 2018, Co-Portfolio Manager Garth Yettick assumed shared responsibility for the day-to-day management of Janus Henderson Global Technology Fund.

*	As of September 30, 2018.

Effective December 1, 2018, all references to J. Bradley Slingerlend are deleted from the Fund’s SAI.

Please retain this Supplement with your records.